Label	Element	Value
Balances.	rmhb_Balances	(7,304,278)
Common Stock
Amount Balance	rmhb_AmountBalance	$ 786,525
Balances.	rmhb_Balances	786,525,118
EndingSharesAmount	rmhb_EndingSharesAmount	$ 786,525,118
Additional Paid-In Capital
Balances.	rmhb_Balances	18,062.830
Retained Earnings / Accumulated Deficit
Balances.	rmhb_Balances	(26,154,633)
Preferred Stock A
Balances.	rmhb_Balances	1,000,000
EndingSharesAmount	rmhb_EndingSharesAmount	$ 1,000